December 7, 2011

VIA EDGAR

Valerie J. Lithotomos

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Mailstop 4720, Washington, D.C. 20549

Re:	Legg Mason BW Global Income Opportunities Fund Inc.
File Nos. 333-170320; 811-22491

Dear Ms. Lithotomos:

On behalf of Legg Mason BW Global Income Opportunities Fund Inc. (the “Fund”), please find the Fund’s Pre-Effective Amendment No. 1 (“Amendment No. 1”) to the above referenced registration statement of the Fund originally filed with the Securities and Exchange Commission (the “Commission”) on November 3, 2010, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”) (the “Registration Statement”), filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system.

In addition, we are providing the following responses to comments received by mail from the staff of the Commission (the “Staff”) dated January 12, 2011, relating to the Registration Statement. For convenience of reference, the comments of the Staff have been reproduced herein. Please note that all page numbers in our responses are references to the page numbers of Amendment No. 1. All capitalized terms used but not defined in this letter have the meanings given to them in Amendment No. 1.

PROSPECTUS COVER PAGE

Investment Objectives and Strategies

1.     Please advise the staff whether the FINRA has reviewed and approved the terms of the underwriting agreement. Also, on the cover page, please add risk disclosure attendant to investing in junk bonds and state that an unlimited amount of the Fund’s assets may be invested in derivatives.

In response to the Staff’s comment, the Fund confirms the Registration Statement has been filed with FINRA and all amendments to the Registration Statement will be filed with FINRA. The structuring fee agreements are currently being negotiated and have not yet been filed with FINRA, although the underwriters have confirmed that they intend to file such agreements with FINRA prior to seeking a no-objections letter. It is the Fund’s understanding that FINRA routinely takes into consideration the value of the structuring fees (and similar fees), together with the sales load and any reimbursement of the underwriters’ expenses, when determining compliance with FINRA guidelines on underwriter compensation.

In addition, in response to the Staff’s comment, the Fund has revised the cover page to state, “Investing in junk bonds is speculative and presents a high degree of risk.”

Furthermore, in response to the Staff’s comment, the Fund notes the added disclosure on pages 5 and 28 of the Registration Statement that states, “Under normal market conditions, the notional value of the Fund’s derivatives will not exceed 100% of the Fund’s Managed Assets when used to hedge the U.S. dollar, 65% of the Fund’s Managed Assets when resulting in non-U.S. dollar currency exposure and 25% of the Fund’s Managed Assets for non-currency derivatives.”

Pricing Table

2.     Please explain why footnote 1 states that the advisor “may pay” versus “will pay” certain fees. Also, please conform the pricing table to the requirements of Form N-2. In that regard, please delete the line item stating “Estimated offering expenses”.

In response to the Staff’s comment, the Fund notes that at the time of this filing LMPFA has not entered into any structuring fee arrangements with an underwriter. However, such arrangements may be entered into until the pricing of the Fund’s initial public offering. The Fund confirms that as it enters into such arrangements, they will be disclosed in the Registration Statement.

In addition, in response to the Staff’s comment, the Fund has revised the pricing table and deleted the line item entitled “Estimated offering expenses”.

Leverage

3.     Please disclose whether the Fund expects to obtain a line of credit (borrowing) from the financial institution, and, if so, what are the terms that materially affect the Fund (e.g., any pledge of assets or limited on portfolio instruments). Also, please disclose whether the Fund will leverage through reverse repurchase agreements, and, if so, state how.

In response to the Staff’s comment, the Fund confirms that it intends utilize leverage principally through borrowings from certain financial institutions. The Registration Statement has been revised to reflect the Fund’s intention. In addition, in response to the Staff’s comment, the Fund has revised page 34 of the Registration Statement to state:

“The Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund expects that the Credit Facility may contain customary covenants that, among other things, likely would limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies limit the amount of illiquid securities the Fund may hold and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. The Fund may be required to pledge some or all of its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund’s custodian will retain all assets of the pledge, including those that are pledged. The Fund’s custodian is not an affiliate of the Fund, as such term is defined in the 1940 Act. The Fund expects that any such Credit Facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for the Credit Facility on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, the Credit Facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of preferred shares or debt securities.”

PROSPECTUS SUMMARY

Investment Strategies and Policies

4.     Please disclose that at least 40% of Fund assets will be invested in foreign countries.

In response to the Staff’s comment, pages ii, 2, 21 and SAI-4 of the Registration Statement have been revised to state, “In addition, under normal market conditions, at least 40% of the Fund’s Managed Assets will be invested in non-US countries or currencies.”

5.     Please disclose that alternative strategies will be part of temporary defensive measures.

In response to the Staff’s comment, the Fund respectfully notes the following disclosure on page 32 of the Registration Statement, which includes alternative strategies as part of potential temporary defensive measures.

“At times Brandywine may judge that conditions in the markets for fixed income securities make pursuing the Fund’s primary investment strategy inconsistent with the best interests of its stockholders. At such times Brandywine may, temporarily, use alternative strategies, primarily designed to reduce fluctuations in the value of the Fund’s assets. If the Fund takes a temporary defensive position, it may be unable to achieve its investment objectives.

In implementing these “defensive” strategies, the Fund may invest all or a portion of its assets in obligations of the U.S. government, its agencies or instrumentalities; other investment grade debt securities; investment grade commercial paper; certificates of deposit and bankers’ acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed income securities that Brandywine considers consistent with this strategy. It is impossible to predict if, when or for how long the Fund will use these alternative strategies. There can be no assurance that such strategies will be successful.”

Leverage

6.     Please disclose whether “Currency exposure” will be through investing in forwards, futures, and other derivatives, and whether these investments will be part of the 80% investment in “fixed income.”

In response to the Staff’s comment, the Fund confirms that “Currency exposure” will be through investing in forwards, futures, and other derivatives, and that these investments will be part of the 80% investment in “fixed income.” In addition, pages i, 2, and 21 of the Registration Statement have been revised to state, “The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its Managed Assets in global fixed-income securities. These may include, but are not limited to sovereign debt of developed and emerging market countries, U.S. and non-U.S. corporate debt, mortgage-backed securities and currency exposure. The Fund may manage its currency exposure through the use of futures, forwards and other derivative instruments, for hedging and investment purposes.”

Derivatives

7.     Please disclose whether the Fund may use derivatives for speculative purposes or merely for hedging.

In response to the Staff’s comment, the Fund respectfully notes the following disclosure on pages i, 2, and 21 of the Registration Statement, which states, “The Fund may manage its currency exposure through the use of futures, forwards and other derivative instruments, for hedging and investment purposes.” In addition, the Fund has revised page 4 of the Registration Statement to state, “The Fund may invest in non-currency derivative instruments for hedging and investment purposes.”

8.     Please be more specific in the disclosure regarding derivatives and their use, including but not limited to any percentage limitation on the use of specific derivatives. See Letter to Investment Company Institute, “Derivatives-Related Disclosures by Investment Companies” (July 30, 2010).

In response to the Staff’s comment, pages 5 and 28 of the Registration Statement have been revised to state, “Under normal market conditions, the notional value of the Fund’s derivatives will not exceed 100% of the Fund’s Managed Assets when used to hedge the U.S. dollar, 65% of the Fund’s Managed Assets when resulting in non-U.S. dollar currency exposure and 25% of the Fund’s Managed Assets for non-currency derivatives.”

Selected Risk Considerations

9.     Please clarify whether the section titled “Distressed Investments” should read “Distressed Investments Risk.”

In response to the Staff’s comment, the Fund confirms that the section titled “Distressed Investments” should read “Distressed Investments Risk.”

10.     Please add a section regarding counterparty risk that discusses the creditworthiness of a counterparty and discloses the percentage limitation on assets that may be invested in any one counterparty.

In response to the Staff’s comment, the Fund respectfully notes a risk factor titled “Counterparty Risk” is included on page 47 of the Registration Statement and states:

“Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.”

In addition, in response to the Staff’s comment, the Fund respectfully notes the disclosure on pages 2 and 22 of the Registration Statement that states, “For corporate bonds in the Fund, no more than 5% of the Fund’s Managed Assets may be invested in any one issuer. . .” as the only percentage limitation on assets that may be invested in any one counterparty.

Summary of Fund Expenses

11.     Given that there are no acquired fund fees and expenses shown in the fee table, please confirm to the staff in your response letter that the Fund will not make any investments that may trigger the need for an acquired fund fees and expenses line item in the fee table.

In response to the Staff’s comment, the Fund confirms that it has no current intention of making investments that may trigger the need for an acquired fund fees and expenses line item in the fee table.

12.     Please disclose whether the Fund anticipates investing in reverse repurchase agreements and whether there are any other costs inherent with any other forms of borrowing. Also, please state whether there is a fundamental policy against such investments.

In response to the Staff’s comment, pages ii, 4, and 34 of the Registration Statement have been revised to state, “In addition, the Fund may enter into additional reverse repurchase agreements and use similar investment management techniques that may provide leverage, but which are not subject to the foregoing 33 1/3% limitation so long as the Fund has covered its commitment with respect to such techniques by segregating liquid assets, entering into offsetting transactions or owning positions covering its obligations.” In addition, the Fund confirms there is no fundamental policy against such investments.

13.     If the Fund will engage in reverse repurchase agreements, please disclose in footnote 4 (of the appropriate footnote) the interest expenses associated with such use.

In response to the Staff’s comment, the Fund has revised footnote 4 to include the interest expense associated with the use of reverse repurchase agreements.

14.     Please remove the word “Estimated” from the line item “Estimated Annual Expenses.” Also, please place in a footnote the last sentence in the introductory paragraph which being “The ‘Other Expenses’ shown in the table....”.

In response to the Staff’s comment, the Fund has revised removed the word “Estimated” from the line item “Estimated Annual Expenses.” and placed in a footnote the last sentence in the introductory paragraph which being “The ‘Other Expenses’ shown in the table....”

The Fund’s Investments

15.     In the section titled “Percentage Limitations,” please disclose what, if any, actions the Fund will take should the percentage limitation be exceeded on a going forward basis.

In response to the Staff’s comment page 23 of the Registration Statement have been revised to state, “Percentage limitations described in this prospectus are as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of credit rating downgrades or market value fluctuations of the Fund’s portfolio securities. However, when making new investments, Brandywine adheres strictly to the percentage limitations as described in this prospectus.”

16.     In the first place the managed distribution policy is discussed, please disclose that a return of capital merely represents a return of a shareholder’s original investment and does not represent a gain or income on the Fund’s investments.

In response to the Staff’s comment page 5 of the Registration Statement have been revised to state, “In addition, if under the managed distribution policy a distribution included a return of capital, this would merely represent a return of a shareholder’s original investment and does not represent a gain or income on the Fund’s investments.”

17.     Please give a comprehensive list of all types of fixed income securities that are material investments for the Fund.

In response to the Staff’s comment, the Fund notes that it currently anticipates that (1) U.S. and non-U.S. sovereign debt, (2) investment grade corporate debt, (3) high-yield corporate debt, (4) non-agency mortgage backed securities and (5) currency derivatives will be the material investments of the Fund. However, the Fund notes that as investment opportunities develop, the investments the Fund considers material may change.

18.     Please disclose whether “fixed income securities” include “currency exposure through the use of futures, forwards and other derivative instruments.”

In response to the Staff’s comment, the Fund respectfully notes the following disclosure on pages i, 2 and 21 of the Registration Statement, which states, “The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its Managed Assets in global fixed-income securities. These may include, but are not limited to sovereign debt of developed and emerging market countries, U.S. and non-U.S. corporate debt, mortgage-backed securities and currency exposure. The Fund may manage its currency exposure through the use of futures, forwards and other derivative instruments, for hedging and investment purposes.”

19.     Please disclose the consequences of the Fund not “covering” liquid assets by segregation, namely, the Fund may use only one class of debt and it must meet the asset coverage requirements of the Investment Company Act of 1940.

In response to the Staff’s comment, the Fund respectfully notes the following disclosure on page 23 of the Registration Statement, which states:

“Certain portfolio management techniques, such as purchasing securities on a when-issued or delayed delivery basis, writing credit default swaps or futures contracts, engaging in short sales or writing options on portfolio securities, may be considered senior securities under the 1940 Act unless appropriate steps are taken to segregate the Fund’s assets or otherwise cover its obligations. If the Fund utilizes these portfolio management techniques, it may segregate liquid assets, enter into offsetting transactions or own positions covering its obligations. Although under no obligation to do so, Brandywine intends to cover the Fund’s commitments with respect to such a technique should the Fund enter into or engage in one or more of such management techniques. To the extent the Fund covers its commitments under such portfolio management techniques, such instruments will not be considered senior securities for the purposes of the 1940 Act.”

20.     Please disclose the type of credit default swaps the Fund will buy and sell, and whether this will be based on the fixed income securities in the portfolio or on some other basis. Also, disclose the percentage limit the Fund may invest, based on the notional amount. Also, please disclose the risks to the Fund of such investments, and the risks of offsetting the positions of counterparty defaults.

In response to the Staff’s comment, the Fund confirms that it will buy and sell credit default swaps based on the fixed income securities in the Fund’s portfolio. In addition, in response to the Staff’s comment, pages 5 and 28 of the Registration Statement have been revised to state, “Under normal market conditions, the notional value of the Fund’s derivatives will not exceed 100% of the Fund’s Managed Assets when used to hedge the U.S. dollar, 65% of the Fund’s Managed Assets when resulting in non-U.S. dollar currency exposure and 25% of the Fund’s Managed Assets for non-currency derivatives.”

In addition, in response to the Staff’s comment, the Fund respectfully notes the risk factors titled “Counterparty Risk” and “Credit Default Swap Risk” on page 47 of the Registration Statement.

21.     Please confirm that investments in zero coupon securities and payment-in-kind securities will not be part of the 80% investment in fixed income securities.

In response to the Staff’s comment, the Fund confirms that investments in zero coupon securities and payment-in-kind securities will not be part of the 80% investment in fixed income securities.

22.     Please expand the section of “DIP Loans” to include the risks assumed in their investments.

In response to the Staff’s comment, page 27 of the Registration Statement has been revised to state:

“DIP loans generally present the same risks as investing in below investment grade securities. However, in most cases, these risks are of a greater magnitude because of the uncertainties of investing in an issuer undergoing financial distress. DIP loans present a risk of loss of principal value, including potentially a total loss of value. DIP loans may be highly illiquid and the prices at which distressed securities may be sold may represent a substantial discount to what Brandywine believes to be the ultimate value of such obligations.”

23.     Please delete the section titled “New Securities and Other Investment Techniques.”

In response to the Staff’s comment, the Fund has deleted the section titled “New Securities and Other Investment Techniques.”

24.     Please review whether the section titled “Credit Default Swap Risk” adequately conveys the material risk of loss to the Fund when the Fund writes the swap and the event occurs.

In response to the Staff’s comment, the Fund confirms that the section titled “Credit Default Swap Risk” adequately conveys the material risk of loss to the Fund when the Fund writes the swap and the event occurs.

25.     Please disclose more fully how the managed distribution policy is implemented.

In response to the Staff’s comment, the Fund confirms that it has no current intention of implementing a managed distribution policy. However, if in the future the Fund determines that a managed distribution policy is in the best interest of stockholders in would implement such a policy in accordance with Section 19 of the 1940 Act and with an exemptive order from the SEC obtained by an affiliate of LMPFA.

26.     Please disclose that the Fund will not opt in to the control share acquisition provisions unless the Fund receives approval from the Commission to do so.

In response to the Staff’s comment, page 62 of the Registration Statement has been revised to state, “However, the Board may elect to be subject to the control share acquisition statute at any time in the future although such election will not be effective with respect to any person who has become a holder of control shares before the time that the Board resolution was adopted. In addition, such election will not occur unless the Fund receives prior approval from the SEC to do so.”

27.     Please clarify whether the “additional compensation” is to the underwriters in the section titled “Underwriting.” If there is additional compensation to the underwriters, please add this to the pricing table on the cover.

In response to the Staff’s comment, the Fund confirms that the “additional compensation” is to the underwriters in the section titled “Underwriting.” In addition, the Fund confirms that as these additional compensation arrangements are entered into with individual underwriters, they will be subsequently disclosed in the Registration Statement. Furthermore, the Fund respectfully notes the following disclosure on the cover of the Registration Statement, which states, “Legg Mason Partners Fund Advisor, LLC (“LMPFA”) (and not the Fund) may pay certain qualifying underwriters from its own assets a structuring fee, additional compensation or a sales incentive fee in connection with the offering.”

STATEMENT OF ADDITIONAL INFORMATION

Certain Provisions in Articles of Incorporation and By-Laws

28.     Please expand the discussion to disclose, if accurate, that the Articles and By-Laws could hinder or effectively prevent the ability of other entities or persons to acquire control of the Fund, potentially at the price above net asset value.

In response to the Staff’s comment, page 59 of the Registration Statement has been revised to state, “The Fund has provisions in its Articles and By-Laws that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure. These provisions could have the effect of depriving stockholders of opportunities to sell their Common Stock at a premium over the then-current market price of the Common Stock.”

29.     Please disclose how the Fund classifies issuers in an industry, including investing in mortgage back securities.

In response to the Staff’s comment, the Fund will use the Global Industry Classification Standard in order to classify sectors and industries for equity securities and the Bloomberg industry classifications to classify sectors and industries for debt securities.

30.     Please explain in your response letter how the Fund focusing investments in issuers in “a group of related industrial sectors” is consistent with the Fund’s policy on concentration.

In response to the Staff’s comment, page 2 of the Registration Statement has been revised to remove this disclosure.

GENERAL COMMENTS

31.     We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in pre-effective amendments, on disclosure made in response to this letter, on information supplied supplementally, or on financial statements and exhibits added in any pre-effective amendments.

In response to the Staff’s comment, the Fund confirms that it will address any additional comments the Staff may have after subsequent reviews of the Registration Statement.

32.     Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with the registration statement.

In response to the Staff’s comment, the Fund confirms that it has not submitted and does not expect to submit an exemptive application or no-action request in connection with the registration statement.

Please note that we have included certain changes to Amendment No. 1 other than those in response to the Staff’s comments. In connection with the above-referenced filing, the Fund hereby acknowledges that:

1.	The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

2.	Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

3.	The Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call Sarah Cogan (212-455-3575) or Rafael Vasquez (212-455-3566) with any questions you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,

/s/ SIMPSON THACHER & BARTLETT LLP